Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS	A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS is reported as follows:

	Three Months Ended
	March 31,
Share amounts in thousands	2022	2021
Numerator:
Net income attributable to common shareholders	$72,705	$62,050
Denominator:
Weighted average common shares outstanding - basic	48,403	50,150
Dilutive share options, RSU and PSU	900	715
Weighted average common shares outstanding - diluted	49,303	50,865
Net income attributable to common shareholders per common share:
Basic	$1.50	$1.24
Diluted	$1.47	$1.22

Share options, RSU and PSU excluded from the computation of diluted EPS because they were anti-dilutive	330	697